Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,222,000
Previously Paid Amount	0.00
Total Fee Amount	1,871.19
Total Offset Amount	0.00
Net Fee	1,871.19
Narrative - Max Aggregate Offering Price	$ 12,222,000
Final Prospectus	true